Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 33.2%
		Basic Materials: 0.4%
430,000		Eastman Chemical Co., 3.500%, 12/01/2021	$432,181	0.1
500,000	(1)	Georgia-Pacific LLC, 1.750%, 09/30/2025	512,130	0.1
280,000		Nucor Corp., 2.000%, 06/01/2025	288,387	0.1
425,000		Nutrien Ltd., 3.150%, 10/01/2022	433,867	0.1
			1,666,565	0.4

		Communications: 2.0%
560,000		Alibaba Group Holding Ltd., 2.800%, 06/06/2023	579,422	0.1
669,000		Amazon.com, Inc., 0.450%, 05/12/2024	667,810	0.2
370,000		AT&T, Inc., 1.700%, 03/25/2026	374,674	0.1
335,000		AT&T, Inc., 4.050%, 12/15/2023	360,709	0.1
472,000		Bell Canada, 0.750%, 03/17/2024	472,313	0.1
413,000		British Telecommunications PLC, 4.500%, 12/04/2023	445,928	0.1
500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	512,763	0.1
599,000		Fox Corp., 4.030%, 01/25/2024	642,827	0.2
280,000		Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	280,000	0.1
330,000		Motorola Solutions, Inc., 4.000%, 09/01/2024	359,466	0.1
653,000	(1)	NTT Finance Corp., 0.583%, 03/01/2024	652,315	0.2
185,000	(1)	Sky Ltd., 3.125%, 11/26/2022	190,863	0.0
408,000		T-Mobile USA, Inc., 3.500%, 04/15/2025	439,689	0.1
405,000		TWDC Enterprises 18 Corp., 2.125%, 09/13/2022	411,527	0.1
600,000		TWDC Enterprises 18 Corp., 2.450%, 03/04/2022	605,750	0.1
471,000		Verizon Communications, Inc., 0.850%, 11/20/2025	466,140	0.1
472,000		Verizon Communications, Inc., 3.500%, 11/01/2024	508,504	0.1
259,000		Walt Disney Co/The, 4.000%, 10/01/2023	277,871	0.1
			8,248,571	2.0

		Consumer, Cyclical: 2.4%
358,000	(1)	7-Eleven, Inc., 0.950%, 02/10/2026	351,748	0.1
433,000		American Honda Finance Corp., 0.650%, 09/08/2023	434,739	0.1
509,000		American Honda Finance Corp., 0.875%, 07/07/2023	513,149	0.1
140,000		American Honda Finance Corp., 1.300%, 09/09/2026	139,875	0.0
390,000		American Honda Finance Corp., 2.050%, 01/10/2023	398,456	0.1
236,000	(1)	BMW US Capital LLC, 0.800%, 04/01/2024	237,052	0.1
431,000	(1)	BMW US Capital LLC, 3.900%, 04/09/2025	471,061	0.1
460,000	(1)	Daimler Finance North America LLC, 3.400%, 02/22/2022	465,573	0.1
250,000		Delta Air Lines 2019-1 Class A Pass Through Trust, 3.404%, 10/25/2025	256,813	0.1
177,380		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	178,454	0.0
256,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	273,995	0.1
453,000		General Motors Financial Co., Inc., 1.050%, 03/08/2024	455,076	0.1
466,000		General Motors Financial Co., Inc., 1.700%, 08/18/2023	474,961	0.1
231,000		Hyatt Hotels Corp., 1.300%, 10/01/2023	231,339	0.0
231,000		Hyatt Hotels Corp., 1.800%, 10/01/2024	231,523	0.0
750,000	(1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	816,533	0.2
536,000		PACCAR Financial Corp., 0.350%, 08/11/2023	535,928	0.1
450,000	(1)	Panasonic Corp., 2.536%, 07/19/2022	456,633	0.1
623,000		Ross Stores, Inc., 4.600%, 04/15/2025	695,658	0.2
330,000	(1)	Toyota Industries Corp., 3.110%, 03/12/2022	333,427	0.1
474,000		Toyota Motor Corp., 0.681%, 03/25/2024	474,697	0.1
742,000		Toyota Motor Credit Corp., 0.500%, 08/14/2023	744,143	0.2
240,843		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	253,752	0.1
728,000		WW Grainger, Inc., 1.850%, 02/15/2025	750,699	0.2
			10,175,284	2.4

		Consumer, Non-cyclical: 4.7%
640,000		AbbVie, Inc., 2.300%, 11/21/2022	653,317	0.2
517,000		AbbVie, Inc., 2.600%, 11/21/2024	543,660	0.1
165,000		AbbVie, Inc., 2.900%, 11/06/2022	169,498	0.0
83,000		AbbVie, Inc., 3.375%, 11/14/2021	83,290	0.0

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
850,000		AbbVie, Inc., 3.450%, 03/15/2022	$857,633	0.2
500,000		Altria Group, Inc., 2.350%, 05/06/2025	518,611	0.1
326,000		AmerisourceBergen Corp., 0.737%, 03/15/2023	326,518	0.1
385,000		Anthem, Inc., 3.500%, 08/15/2024	412,252	0.1
644,000		BAT International Finance PLC, 1.668%, 03/25/2026	644,670	0.2
386,000		Boston Scientific Corp., 1.900%, 06/01/2025	396,167	0.1
506,000		Bristol-Myers Squibb Co., 0.750%, 11/13/2025	501,616	0.1
355,000		Bristol-Myers Squibb Co., 2.600%, 05/16/2022	360,269	0.1
587,000		Bunge Ltd. Finance Corp., 1.630%, 08/17/2025	593,453	0.1
219,000	(1)	Cargill, Inc., 1.375%, 07/23/2023	223,107	0.0
274,000		Cigna Corp., 1.250%, 03/15/2026	273,540	0.1
673,000		Conagra Brands, Inc., 0.500%, 08/11/2023	673,176	0.2
394,000		Constellation Brands, Inc., 3.200%, 02/15/2023	407,636	0.1
685,000		DH Europe Finance II Sarl, 2.050%, 11/15/2022	698,218	0.2
250,000		Diageo Capital PLC, 1.375%, 09/29/2025	252,932	0.1
587,000	(1)	Element Fleet Management Corp., 3.850%, 06/15/2025	632,642	0.1
900,000		General Mills, Inc., 3.150%, 12/15/2021	900,726	0.2
411,000		Gilead Sciences, Inc., 0.750%, 09/29/2023	411,021	0.1
770,000		Gilead Sciences, Inc., 1.950%, 03/01/2022	773,981	0.2
458,000		Global Payments, Inc., 1.200%, 03/01/2026	453,576	0.1
417,000		Hershey Co/The, 0.900%, 06/01/2025	417,021	0.1
262,000		Humana, Inc., 0.650%, 08/03/2023	262,184	0.1
446,000		Illumina, Inc., 0.550%, 03/23/2023	446,124	0.1
370,000	(1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	377,308	0.1
140,000		Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	147,994	0.0
400,000		Laboratory Corp. of America Holdings, 3.600%, 02/01/2025	430,544	0.1
440,000	(1)	Mondelez International Holdings Netherlands BV, 2.125%, 09/19/2022	448,015	0.1
633,000	(1)	Mylan, Inc., 3.125%, 01/15/2023	654,066	0.2
334,000	(1),(2)	Nestle Holdings, Inc., 1.150%, 01/14/2027	331,539	0.1
345,000		PayPal Holdings, Inc., 2.200%, 09/26/2022	351,685	0.1
465,000		PerkinElmer, Inc., 0.850%, 09/15/2024	465,113	0.1
875,000		Royalty Pharma PLC, 0.750%, 09/02/2023	878,015	0.2
702,000		Stryker Corp., 0.600%, 12/01/2023	702,045	0.2
121,000	(1)	Triton Container International Ltd., 0.800%, 08/01/2023	120,938	0.0
470,000	(1)	Triton Container International Ltd., 1.150%, 06/07/2024	469,406	0.1
413,000		UnitedHealth Group, Inc., 1.150%, 05/15/2026	413,485	0.1
165,000		UnitedHealth Group, Inc., 2.375%, 08/15/2024	172,865	0.0
750,000	(1)	Viatris, Inc., 1.650%, 06/22/2025	757,897	0.2
			19,607,753	4.7

		Energy: 1.7%
210,000	(1)	BG Energy Capital PLC, 4.000%, 10/15/2021	210,316	0.1
569,000		BP Capital Markets America, Inc., 3.216%, 11/28/2023	600,351	0.1
580,000		Canadian Natural Resources Ltd., 2.050%, 07/15/2025	594,166	0.1
500,000		Chevron USA, Inc., 0.426%, 08/11/2023	501,414	0.1
450,000		Diamondback Energy, Inc., 0.900%, 03/24/2023	449,967	0.1
834,000		Energy Transfer L.P., 4.250%, 03/15/2023	869,607	0.2
469,000		Equinor ASA, 2.875%, 04/06/2025	498,128	0.1
355,000		Exxon Mobil Corp., 2.992%, 03/19/2025	378,839	0.1
326,000		Phillips 66, 3.850%, 04/09/2025	355,399	0.1
191,000		Pioneer Natural Resources Co., 0.550%, 05/15/2023	191,244	0.1
495,000		Pioneer Natural Resources Co., 1.125%, 01/15/2026	488,883	0.1
519,000		Shell International Finance BV, 0.375%, 09/15/2023	519,785	0.1
379,000	(1)	Southern Natural Gas Co. LLC, 0.625%, 04/28/2023	378,939	0.1
433,000		Valero Energy Corp., 1.200%, 03/15/2024	437,964	0.1
210,000		Valero Energy Corp., 2.850%, 04/15/2025	221,249	0.1
467,000		Williams Cos, Inc./The, 4.550%, 06/24/2024	509,653	0.1
			7,205,904	1.7

		Financial: 15.5%
410,000		Aflac, Inc., 1.125%, 03/15/2026	410,061	0.1
525,000	(1)	AIG Global Funding, 0.900%, 09/22/2025	517,752	0.1
433,000		Ally Financial, Inc., 3.875%, 05/21/2024	465,911	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
536,000		American Express Co., 2.500%, 07/30/2024	$563,619	0.1
247,000		American International Group, Inc., 3.750%, 07/10/2025	268,991	0.1
258,000		American Tower Corp., 3.500%, 01/31/2023	268,630	0.1
234,000		Ameriprise Financial, Inc., 3.000%, 04/02/2025	248,695	0.1
485,000		Ameriprise Financial, Inc., 4.000%, 10/15/2023	518,750	0.1
440,000		Assurant, Inc., 4.200%, 09/27/2023	468,748	0.1
284,000	(1)	Athene Global Funding, 2.550%, 06/29/2025	295,887	0.1
258,000	(1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	289,256	0.1
400,000		Banco Santander SA, 3.500%, 04/11/2022	406,606	0.1
1,404,000	(3)	Bank of America Corp., 0.810%, 10/24/2024	1,409,140	0.3
950,000	(3)	Bank of America Corp., 0.976%, 04/22/2025	955,373	0.2
425,000	(3)	Bank of America Corp., 0.981%, 09/25/2025	425,715	0.1
781,000	(3)	Bank of America Corp., 1.319%, 06/19/2026	781,098	0.2
496,000	(3)	Bank of America Corp., 2.015%, 02/13/2026	509,054	0.1
916,000	(3)	Bank of America Corp., 3.004%, 12/20/2023	944,213	0.2
280,000		Bank of New York Mellon Corp./The, 1.600%, 04/24/2025	286,327	0.1
432,000		Bank of Nova Scotia/The, 0.550%, 09/15/2023	433,236	0.1
473,000		Bank of Nova Scotia/The, 0.700%, 04/15/2024	473,138	0.1
355,000	(1)	Banque Federative du Credit Mutuel SA, 2.125%, 11/21/2022	362,336	0.1
663,000	(3)	Barclays PLC, 1.007%, 12/10/2024	666,244	0.2
420,000	(1)	BPCE SA, 1.000%, 01/20/2026	413,422	0.1
250,000	(1)	BPCE SA, 2.750%, 01/11/2023	257,796	0.1
1,120,000	(1)	BPCE SA, 5.700%, 10/22/2023	1,228,294	0.3
350,000		Brookfield Finance, Inc., 4.000%, 04/01/2024	375,667	0.1
503,000		Canadian Imperial Bank of Commerce, 0.500%, 12/14/2023	502,541	0.1
386,000		Canadian Imperial Bank of Commerce, 0.950%, 06/23/2023	389,315	0.1
270,000	(3)	Canadian Imperial Bank of Commerce, 2.606%, 07/22/2023	274,804	0.1
720,000		Capital One Financial Corp., 3.200%, 01/30/2023	745,589	0.2
261,000		Charles Schwab Corp./The, 0.750%, 03/18/2024	262,298	0.1
473,000	(3)	Citigroup, Inc., 0.981%, 05/01/2025	474,646	0.1
388,000	(3)	Citigroup, Inc., 1.678%, 05/15/2024	395,669	0.1
680,000	(3)	Citigroup, Inc., 2.312%, 11/04/2022	681,051	0.2
582,000		Citigroup, Inc., 2.900%, 12/08/2021	583,494	0.1
107,000	(3)	Citigroup, Inc., 3.106%, 04/08/2026	113,644	0.0
1,573,000		Cooperatieve Rabobank UA, 3.950%, 11/09/2022	1,633,192	0.4
298,000		Credit Suisse AG/New York NY, 0.520%, 08/09/2023	298,391	0.1
233,000		Credit Suisse AG/New York NY, 2.950%, 04/09/2025	247,077	0.0
1,246,000		Credit Suisse AG/New York NY, 3.625%, 09/09/2024	1,343,549	0.3
467,000	(1),(3)	Danske Bank A/S, 0.976%, 09/10/2025	466,359	0.1
467,000	(3)	Deutsche Bank AG/New York NY, 2.222%, 09/18/2024	478,795	0.1
459,000		Discover Financial Services, 3.950%, 11/06/2024	497,385	0.1
355,000	(1)	DNB Bank ASA, 2.150%, 12/02/2022	363,197	0.1
475,000		Equinix, Inc., 1.250%, 07/15/2025	473,337	0.1
388,000		Federal Realty Investment Trust, 3.950%, 01/15/2024	413,936	0.1
305,000	(1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	313,953	0.1
487,000	(3)	Goldman Sachs Group, Inc./The, 0.673%, 03/08/2024	487,688	0.1
480,000	(3)	HSBC Holdings PLC, 0.732%, 08/17/2024	480,464	0.1
531,000	(3)	HSBC Holdings PLC, 1.645%, 04/18/2026	534,057	0.1
287,000		ING Groep NV, 3.150%, 03/29/2022	291,120	0.1
580,000		Intercontinental Exchange, Inc., 0.700%, 06/15/2023	582,301	0.1
800,000		Intercontinental Exchange, Inc., 3.450%, 09/21/2023	843,269	0.2
854,000	(3)	JPMorgan Chase & Co., 0.824%, 06/01/2025	854,061	0.2
1,640,000	(3)	JPMorgan Chase & Co., 0.969%, 06/23/2025	1,642,640	0.4
504,000	(3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	500,980	0.1
389,000	(3)	JPMorgan Chase & Co., 1.514%, 06/01/2024	395,593	0.1
284,000	(3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	284,748	0.1
354,000	(3)	JPMorgan Chase & Co., 2.083%, 04/22/2026	364,243	0.1
460,000	(3)	JPMorgan Chase & Co., 2.776%, 04/25/2023	466,220	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
280,000		JPMorgan Chase & Co., 3.200%, 01/25/2023	$290,735	0.1
737,000	(3)	JPMorgan Chase & Co., 3.797%, 07/23/2024	779,346	0.2
624,000	(3)	Lloyds Banking Group PLC, 0.695%, 05/11/2024	625,772	0.1
425,000		Lloyds Banking Group PLC, 3.000%, 01/11/2022	428,170	0.1
176,000	(3)	Lloyds Banking Group PLC, 3.870%, 07/09/2025	189,812	0.0
480,000	(1)	LSEGA Financing PLC, 0.650%, 04/06/2024	478,959	0.1
460,000		Marsh & McLennan Cos, Inc., 4.050%, 10/15/2023	489,610	0.1
330,000	(1)	Metropolitan Life Global Funding I, 1.950%, 01/13/2023	336,789	0.1
430,000	(3)	Mitsubishi UFJ Financial Group, Inc., 0.848%, 09/15/2024	432,019	0.1
415,000	(3)	Mitsubishi UFJ Financial Group, Inc., 0.953%, 07/19/2025	415,579	0.1
323,000		Mitsubishi UFJ Financial Group, Inc., 1.412%, 07/17/2025	325,002	0.1
200,000		Mitsubishi UFJ Financial Group, Inc., 2.623%, 07/18/2022	203,710	0.0
820,000		Mizuho Financial Group, Inc., 0.759%, (US0003M + 0.630%), 05/25/2024	825,541	0.2
392,000	(3)	Mizuho Financial Group, Inc., 0.849%, 09/08/2024	393,405	0.1
304,000	(3)	Mizuho Financial Group, Inc., 2.555%, 09/13/2025	318,300	0.1
665,000	(3)	Morgan Stanley, 0.731%, 04/05/2024	667,364	0.2
898,000	(3)	Morgan Stanley, 0.791%, 01/22/2025	898,141	0.2
1,256,000	(3)	Morgan Stanley, 0.790%, 05/30/2025	1,252,571	0.3
845,000		Morgan Stanley, 3.750%, 02/25/2023	883,792	0.2
496,000		Morgan Stanley, 4.000%, 07/23/2025	546,684	0.1
330,000		MUFG Union Bank NA, 2.100%, 12/09/2022	336,636	0.1
250,000		MUFG Union Bank NA, 3.150%, 04/01/2022	253,055	0.1
684,000	(3)	National Bank of Canada, 0.550%, 11/15/2024	682,805	0.2
349,000		National Bank of Canada, 0.750%, 08/06/2024	348,197	0.1
350,000	(1)	National Securities Clearing Corp., 1.200%, 04/23/2023	354,965	0.1
250,000	(1)	National Securities Clearing Corp., 1.500%, 04/23/2025	253,940	0.1
399,000	(1),(2)	Nationwide Building Society, 2.000%, 01/27/2023	407,799	0.1
417,000	(3)	NatWest Group PLC, 2.359%, 05/22/2024	428,017	0.1
244,000		NatWest Group PLC, 3.875%, 09/12/2023	258,790	0.1
395,000	(1)	Nordea Bank Abp, 0.625%, 05/24/2024	394,451	0.1
293,000	(1)	Nordea Bank Abp, 0.750%, 08/28/2025	289,818	0.1
587,000		Old Republic International Corp., 4.875%, 10/01/2024	652,440	0.1
237,000	(1)	Owl Rock Technology Finance Corp., 6.750%, 06/30/2025	271,902	0.1
498,000	(1)	Pacific Life Global Funding II, 0.500%, 09/23/2023	499,051	0.1
472,000	(1)	Pacific Life Global Funding II, 1.375%, 04/14/2026	474,245	0.1
470,000		PNC Financial Services Group, Inc./The, 3.500%, 01/23/2024	499,780	0.1
495,000	(1)	Reliance Standard Life Global Funding II, 2.150%, 01/21/2023	505,884	0.1
444,000		Royal Bank of Canada, 0.500%, 10/26/2023	444,344	0.1
225,000		Royal Bank of Canada, 0.791%, (US0003M + 0.660%), 10/05/2023	227,653	0.0
384,000		Royal Bank of Canada, 1.150%, 06/10/2025	384,887	0.1
284,000		Royal Bank of Canada, 1.150%, 07/14/2026	282,037	0.1
280,000		Royal Bank of Canada, 1.600%, 04/17/2023	285,480	0.1
345,000		Royal Bank of Canada, 1.950%, 01/17/2023	352,340	0.1
553,000		Royal Bank of Canada, 3.700%, 10/05/2023	588,367	0.1
320,000		Santander Holdings USA, Inc., 4.450%, 12/03/2021	321,020	0.1
324,000	(1)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	351,576	0.1
440,000		Sixth Street Specialty Lending, Inc., 3.875%, 11/01/2024	468,631	0.1
954,000	(1)	Skandinaviska Enskilda Banken AB, 0.550%, 09/01/2023	955,794	0.2
619,000	(1)	Skandinaviska Enskilda Banken AB, 0.650%, 09/09/2024	616,957	0.1
402,000	(1),(3)	Standard Chartered PLC, 0.991%, 01/12/2025	400,880	0.1
320,000		Sumitomo Mitsui Financial Group, Inc., 2.348%, 01/15/2025	332,392	0.1
355,000		Sumitomo Mitsui Financial Group, Inc., 2.696%, 07/16/2024	372,987	0.1
465,000	(1)	Sumitomo Mitsui Trust Bank Ltd., 0.800%, 09/16/2024	464,120	0.1
800,000	(1)	Svenska Handelsbanken AB, 0.625%, 06/30/2023	804,073	0.2
425,000	(1)	Swedbank AB, 0.600%, 09/25/2023	425,982	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
525,000	(1)	Swiss Re Treasury US Corp., 2.875%, 12/06/2022	$538,013	0.1
467,000		Toronto-Dominion Bank/The, 0.700%, 09/10/2024	466,229	0.1
821,000	(2)	Toronto-Dominion Bank/The, 1.150%, 06/12/2025	823,152	0.2
799,000		Truist Bank, 1.250%, 03/09/2023	809,645	0.2
369,000	(1),(2)	UBS AG/London, 0.700%, 08/09/2024	368,654	0.1
351,000	(1)	UBS AG/London, 1.750%, 04/21/2022	353,542	0.1
600,000	(1),(3)	UBS Group AG, 1.008%, 07/30/2024	604,071	0.1
565,000	(1),(3)	UBS Group AG, 2.859%, 08/15/2023	576,983	0.1
280,000	(1)	USAA Capital Corp., 1.500%, 05/01/2023	284,988	0.1
649,000	(3)	Wells Fargo & Co., 2.406%, 10/30/2025	676,125	0.2
409,000		XLIT Ltd., 4.450%, 03/31/2025	453,709	0.1
			64,651,272	15.5

		Industrial: 1.7%
388,000		Boeing Co/The, 4.875%, 05/01/2025	431,994	0.1
423,000		Caterpillar Financial Services Corp., 0.650%, 07/07/2023	425,708	0.1
380,000		Caterpillar Financial Services Corp., 3.650%, 12/07/2023	406,769	0.1
223,000		General Dynamics Corp., 3.250%, 04/01/2025	239,437	0.1
392,000	(1)	Graphic Packaging International LLC, 0.821%, 04/15/2024	390,015	0.1
386,000		Honeywell International, Inc., 1.350%, 06/01/2025	392,478	0.1
651,000	(1)	Huntington Ingalls Industries, Inc., 0.670%, 08/16/2023	650,985	0.1
335,000	(2)	John Deere Capital Corp., 2.050%, 01/09/2025	348,372	0.1
500,000		Raytheon Technologies Corp., 3.200%, 03/15/2024	529,965	0.1
435,000		Raytheon Technologies Corp., 3.700%, 12/15/2023	461,753	0.1
400,000		Republic Services, Inc., 2.500%, 08/15/2024	419,009	0.1
305,000	(2)	Rockwell Automation, Inc., 0.350%, 08/15/2023	305,227	0.1
480,000	(1)	Siemens Financieringsmaatschappij NV, 0.650%, 03/11/2024	481,266	0.1
349,000	(1)	SYNNEX Corp., 1.250%, 08/09/2024	349,152	0.1
713,000		Teledyne Technologies, Inc., 0.950%, 04/01/2024	714,300	0.2
506,000		WestRock RKT LLC, 4.000%, 03/01/2023	525,999	0.1
			7,072,429	1.7

		Technology: 1.7%
233,000		Analog Devices, Inc., 2.950%, 04/01/2025	248,662	0.1
157,000	(2)	Apple, Inc., 0.700%, 02/08/2026	155,445	0.0
449,000		Apple, Inc., 2.750%, 01/13/2025	475,716	0.1
290,000	(1)	CGI, Inc., 1.450%, 09/14/2026	287,120	0.1
457,000		Fidelity National Information Services, Inc., 0.600%, 03/01/2024	456,465	0.1
445,000		Fiserv, Inc., 2.750%, 07/01/2024	468,754	0.1
398,000		HP, Inc., 2.200%, 06/17/2025	410,897	0.1
245,000		Intel Corp., 3.700%, 07/29/2025	268,265	0.1
473,000		Oracle Corp., 1.650%, 03/25/2026	479,919	0.1
288,000		Oracle Corp., 2.500%, 04/01/2025	301,439	0.1
350,000		Roper Technologies, Inc., 0.450%, 08/15/2022	350,645	0.1
430,000		Roper Technologies, Inc., 3.125%, 11/15/2022	440,326	0.1
650,000		salesforce.com, Inc., 0.625%, 07/15/2024	651,319	0.1
875,000		salesforce.com, Inc., 3.250%, 04/11/2023	912,610	0.2
507,000		VMware, Inc., 1.000%, 08/15/2024	508,766	0.1
428,000		VMware, Inc., 2.950%, 08/21/2022	436,911	0.1
424,000		VMware, Inc., 4.500%, 05/15/2025	472,496	0.1
			7,325,755	1.7

		Utilities: 3.1%
475,000	(1)	AEP Texas, Inc., 3.850%, 10/01/2025	516,066	0.1
502,000		American Electric Power Co., Inc., 0.750%, 11/01/2023	502,041	0.1
425,000		Arizona Public Service Co., 3.350%, 06/15/2024	451,830	0.1
568,000		Atmos Energy Corp., 0.625%, 03/09/2023	568,022	0.1
425,000		Avangrid, Inc., 3.200%, 04/15/2025	452,853	0.1
279,000		Black Hills Corp., 1.037%, 08/23/2024	279,044	0.1
500,000	(1)	Dominion Energy, Inc., 2.450%, 01/15/2023	512,914	0.1
385,000		Duke Energy Ohio, Inc., 3.800%, 09/01/2023	406,015	0.1
290,000		Duke Energy Progress LLC, 3.375%, 09/01/2023	305,318	0.1
329,000		Entergy Corp., 0.900%, 09/15/2025	323,653	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
555,000		Entergy Louisiana LLC, 0.950%, 10/01/2024	$555,213	0.1
250,000		Entergy Louisiana LLC, 3.300%, 12/01/2022	256,453	0.1
250,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	264,427	0.1
380,000		FirstEnergy Corp., 4.750%, 03/15/2023	395,724	0.1
485,000		Interstate Power and Light Co., 3.250%, 12/01/2024	518,246	0.1
72,000		IPALCO Enterprises, Inc., 3.700%, 09/01/2024	76,944	0.0
835,000		National Rural Utilities Cooperative Finance Corp., 2.300%, 09/15/2022	850,586	0.2
293,000		NextEra Energy Capital Holdings, Inc., 2.750%, 05/01/2025	309,134	0.1
215,000		NextEra Energy Capital Holdings, Inc., 3.150%, 04/01/2024	227,406	0.0
325,000	(1)	Niagara Mohawk Power Corp., 2.721%, 11/28/2022	332,902	0.1
284,000		OGE Energy Corp., 0.703%, 05/26/2023	284,030	0.1
378,000		ONE Gas, Inc., 0.850%, 03/11/2023	378,070	0.1
485,000	(2)	Public Service Electric and Gas Co., 3.750%, 03/15/2024	515,804	0.1
335,000		Public Service Enterprise Group, Inc., 0.800%, 08/15/2025	329,548	0.1
369,000		Southern California Edison Co., 2.400%, 02/01/2022	370,268	0.1
330,000		Southern Co. Gas Capital Corp., 2.450%, 10/01/2023	341,864	0.1
384,000		Southern Co. Gas Capital Corp., 3.250%, 06/15/2026	412,343	0.1
646,000		Southern Co/The, 0.600%, 02/26/2024	644,887	0.1
259,000		WEC Energy Group, Inc., 0.550%, 09/15/2023	259,029	0.1
150,000		Wisconsin Power and Light Co., 2.250%, 11/15/2022	152,346	0.0
610,000		Wisconsin Public Service Corp., 3.350%, 11/21/2021	612,354	0.1
658,000		Xcel Energy, Inc., 0.500%, 10/15/2023	658,903	0.2
			13,064,237	3.1

	Total Corporate Bonds/Notes
	(Cost $137,367,911)		139,017,770	33.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.3%
1,195,650		Fannie Mae REMICS 2006-43-FJ, 0.496%, (US0001M + 0.410%), 06/25/2036	1,206,925	0.3
477,130		Fannie Mae REMICS 2007-14 PF, 0.276%, (US0001M + 0.190%), 03/25/2037	477,775	0.1
301,285		Fannie Mae REMICS 2010-123 FL, 0.516%, (US0001M + 0.430%), 11/25/2040	304,185	0.1
841,745		Fannie Mae REMICS 2010-136 FG, 0.586%, (US0001M + 0.500%), 12/25/2030	838,873	0.2
1,133,580		Fannie Mae REMICS 2011-51 FM, 0.736%, (US0001M + 0.650%), 06/25/2041	1,153,978	0.3
1,212,725		Fannie Mae REMICS 2011-68 F, 0.356%, (US0001M + 0.270%), 07/25/2031	1,209,117	0.3
121,888		Fannie Mae REMICS 2011-96 FN, 0.586%, (US0001M + 0.500%), 10/25/2041	123,699	0.0
37,994	(1),(3)	Flagstar Mortgage Trust 2017-2 A3, 3.500%, 10/25/2047	38,486	0.0
420,823	(1),(3)	Flagstar Mortgage Trust 2020-2 A2, 3.000%, 08/25/2050	428,570	0.1
641,436		Freddie Mac REMICS 3626 FA, 0.734%, (US0001M + 0.650%), 05/15/2036	653,614	0.2
398,435		Freddie Mac REMICS 4508 CF, 0.484%, (US0001M + 0.400%), 09/15/2045	403,091	0.1
112,572	(3)	Freddie Mac Whole Loan Securities Trust 2016-SC02 M1, 3.642%, 10/25/2046	113,479	0.0
2,058,179		Ginnie Mae Series 2012-H31 FD, 0.430%, (US0001M + 0.340%), 12/20/2062	2,060,036	0.5
1,213,126		Ginnie Mae Series 2014-H05 FB, 0.690%, (US0001M + 0.600%), 12/20/2063	1,219,563	0.3
2,802,270		Ginnie Mae Series 2016-H06 FD, 1.010%, (US0001M + 0.920%), 07/20/2065	2,847,324	0.7
737,718		Ginnie Mae Series 2016-H08 FT, 0.810%, (US0001M + 0.720%), 02/20/2066	742,719	0.2
613,941		Ginnie Mae Series 2017-H09 FG, 0.560%, (US0001M + 0.470%), 03/20/2067	616,705	0.1
654,796		Ginnie Mae Series 2018-H04 FM, 0.390%, (US0001M + 0.300%), 03/20/2068	654,788	0.2
1,419,879		Ginnie Mae Series 2019-H02 FA, 0.540%, (US0001M + 0.450%), 01/20/2069	1,427,293	0.3

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
845,449		Ginnie Mae Series 2020-H09 NF, 1.337%, (US0001M + 1.250%), 04/20/2070	$872,196	0.2
46,788	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	47,339	0.0
760,214	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ4 A4, 2.500%, 09/25/2051	762,459	0.2
379,629	(1),(3)	JP Morgan Mortgage Trust 2019-INV3 A3, 3.500%, 05/25/2050	389,674	0.1
900,000	(1)	Mello Warehouse Securitization Trust 2020-1 A, 0.986%, (US0001M + 0.900%), 10/25/2053	903,136	0.2
450,000	(1)	Mello Warehouse Securitization Trust 2020-2 A, 0.886%, (US0001M + 0.800%), 11/25/2053	451,537	0.1
383,946	(1),(3)	Morgan Stanley Residential Mortgage Loan Trust 2021-2 A9, 2.500%, 05/25/2051	385,310	0.1
792,247	(1),(3)	Rate Mortgage Trust 2021-J2 A31, 2.500%, 08/25/2051	794,586	0.2
211,836	(1),(3)	Sequoia Mortgage Trust 2014-3 B3, 3.991%, 10/25/2044	215,367	0.0
244,570	(1),(3)	Sequoia Mortgage Trust 2014-4 B3, 3.878%, 11/25/2044	249,576	0.1
131,671	(1),(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	133,883	0.0
127,885	(3)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 2.619%, 06/25/2034	130,545	0.0
293,721	(1),(3)	Wells Fargo Mortgage Backed Securities 2020-1 A17 Trust, 3.000%, 12/25/2049	298,376	0.1

	Total Collateralized Mortgage Obligations
	(Cost $22,063,683)		22,154,204	5.3

U.S. TREASURY OBLIGATIONS: 26.4%
		U.S. Treasury Notes: 26.4%
35,098,000		0.125%,11/30/2022	35,099,371	8.4
2,317,900	(2)	0.125%,08/31/2023	2,311,924	0.6
5,107,800		0.250%,09/30/2023	5,104,109	1.2
42,562,100	(2)	0.375%,09/15/2024	42,382,541	10.1
676,200		0.750%,08/31/2026	669,068	0.2
1,688,400		1.125%,08/31/2028	1,668,746	0.4
185,300		1.250%,08/15/2031	180,827	0.0
21,204,900		1.500%,11/30/2021	21,255,187	5.1
1,518,800		1.625%,12/31/2021	1,524,741	0.4

	Total U.S. Treasury Obligations
	(Cost $110,269,291)		110,196,514	26.4

COMMERCIAL MORTGAGE-BACKED SECURITIES: 14.6%
2,000,000	(1)	BHMS 2018-ATLS D, 2.334%, (US0001M + 2.250%), 07/15/2035	1,996,837	0.5
3,500,000	(1)	BPR Trust 2021-WILL C, 4.084%, (US0001M + 4.000%), 06/15/2038	3,514,257	0.8
2,200,000	(1),(3)	BX Commercial Mortgage Trust 2020-VIV2 C, 3.661%, 03/09/2044	2,324,339	0.6
922,000	(1)	BX Trust 2021-LBA EJV, 2.084%, (US0001M + 2.000%), 02/15/2036	925,097	0.2
922,000	(1)	BX Trust 2021-LBA EV, 2.084%, (US0001M + 2.000%), 02/15/2036	925,097	0.2
1,500,000	(1)	BXMT 2021-FL4 D Ltd., 2.334%, (US0001M + 2.250%), 05/15/2038	1,500,001	0.4
334,588	(1)	COMM 2012-CR2 A3 Mortgage Trust, 2.841%, 08/15/2045	336,375	0.1
725,000		COMM 2012-CR5 A4 Mortgage Trust, 2.771%, 12/10/2045	741,354	0.2
34,435		COMM 2012-LC4 A4, 3.288%, 12/10/2044	34,443	0.0
1,663,000	(1),(3)	COMM 2013-CR10 D Mortgage Trust, 5.064%, 08/10/2046	1,712,482	0.4
955,000		COMM 2013-LC6 AM Mortgage Trust, 3.282%, 01/10/2046	983,390	0.2
1,705,000	(3)	COMM 2013-LC6 C Mortgage Trust, 4.242%, 01/10/2046	1,750,977	0.4
4,100,000	(1)	CSWF 2021-SOP2 D, 2.401%, (US0001M + 2.317%), 06/15/2034	4,100,479	1.0
48,410	(3)	Ginnie Mae 2011-53 B, 3.893%, 05/16/2051	49,534	0.0
31,731		Ginnie Mae 2014-54 AC, 2.874%, 02/16/2049	31,961	0.0
75,692		Ginnie Mae 2015-183 AC, 2.350%, 07/16/2056	76,376	0.0
34,843	(3)	Ginnie Mae 2015-21 AF, 2.156%, 07/16/2048	35,317	0.0
170,575		Ginnie Mae 2016-110 AB, 2.000%, 05/16/2049	173,135	0.0
11,870		Ginnie Mae 2016-86 AB, 2.500%, 09/16/2056	11,913	0.0
193,609		Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	196,700	0.0
76,349		Ginnie Mae 2017-69 AB, 2.350%, 05/16/2053	77,580	0.0
102,210		Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	103,845	0.0
428,923		Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	437,459	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
393,392		Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	$399,414	0.1
1,637,061	(1)	Great Wolf Trust 2019-WOLF C, 1.717%, (US0001M + 1.633%), 12/15/2036	1,634,365	0.4
530,000	(1)	GS Mortgage Securities Corp. Trust 2017-GPTX B, 3.104%, 05/10/2034	522,263	0.1
1,420,000	(1)	GS Mortgage Securities Corp. Trust 2019-70P C, 1.584%, (US0001M + 1.500%), 10/15/2036	1,407,752	0.3
2,360,000	(1),(3)	GS Mortgage Securities Trust 2012-GC6 C, 6.047%, 01/10/2045	2,373,132	0.6
1,040,000	(3)	GS Mortgage Securities Trust 2012-GCJ7 C, 5.740%, 05/10/2045	1,058,809	0.3
592,151	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2 C, 5.872%, 11/15/2043	587,179	0.1
679,860	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 A4A2, 3.538%, 07/15/2047	699,086	0.2
1,820,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.362%, 11/15/2045	1,913,348	0.5
1,630,000	(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 C, 5.049%, 01/15/2047	1,725,605	0.4
900,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2014-C19 D, 4.811%, 04/15/2047	917,268	0.2
795,000		Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A4, 3.176%, 08/15/2045	804,125	0.2
1,250,000	(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 A4, 4.216%, 07/15/2046	1,310,298	0.3
950,000		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4, 2.918%, 02/15/2046	971,543	0.2
1,250,000		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4 A4, 3.134%, 12/15/2048	1,279,935	0.3
530,000	(1),(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 D, 4.156%, 12/15/2048	530,715	0.1
488,924		Morgan Stanley Capital I Trust 2017-H1 A2, 3.089%, 06/15/2050	511,375	0.1
1,220,000		Morgan Stanley Capital I Trust 2019-H6 A2, 3.228%, 06/15/2052	1,270,547	0.3
500,000	(1)	PFP 2021-8 Ltd. E, 2.600%, (US0001M + 2.500%), 08/09/2037	499,531	0.1
1,929,885	(1)	Ready Capital Mortgage Financing 2020-FL4 A LLC, 2.236%, (US0001M + 2.150%), 02/25/2035	1,937,873	0.5
290,000		UBS Commercial Mortgage Trust 2018-C8 A2, 3.713%, 02/15/2051	299,157	0.1
1,930,000	(1)	UBS-Barclays Commercial Mortgage Trust 2012-C4 AS, 3.317%, 12/10/2045	1,974,887	0.5
1,890,000	(1),(3)	UBS-Barclays Commercial Mortgage Trust 2012-C4 B, 3.718%, 12/10/2045	1,928,680	0.5
4,000,000	(1)	VMC Finance 2021-FL4 C LLC, 2.337%, (US0001M + 2.250%), 06/16/2036	4,002,619	1.0
706,381	(1)	West Town Mall Trust 2017-KNOX A, 3.823%, 07/05/2030	710,734	0.2
5,720,000	(3)	WFRBS Commercial Mortgage Trust 2013-C14 C, 4.101%, 06/15/2046	5,744,459	1.4
2,000,000	(3)	WFRBS Commercial Mortgage Trust 2014-C21 C, 4.234%, 08/15/2047	2,022,633	0.5

	Total Commercial Mortgage-Backed Securities
	(Cost $61,446,317)		61,076,280	14.6

ASSET-BACKED SECURITIES: 18.6%
		Automobile Asset-Backed Securities: 6.5%
600,000		Ally Auto Receivables Trust 2018-3 A4, 3.120%, 07/17/2023	603,922	0.1
200,000		Ally Auto Receivables Trust 2019-1 A4, 3.020%, 04/15/2024	204,648	0.1
750,000		Americredit Automobile Receivables Trust 2019-1 B, 3.130%, 02/18/2025	759,598	0.2
600,000		AmeriCredit Automobile Receivables Trust 2019-3 B, 2.130%, 07/18/2025	608,438	0.1
1,559,474		AmeriCredit Automobile Receivables Trust 2020-1 A3, 1.110%, 08/19/2024	1,565,293	0.4
900,000		AmeriCredit Automobile Receivables Trust 2020-1 C, 1.590%, 10/20/2025	915,558	0.2
1,350,000		AmeriCredit Automobile Receivables Trust 2020-2 B, 0.970%, 02/18/2026	1,359,614	0.3
950,000		BMW Vehicle Owner Trust 2020-A A3, 0.480%, 10/25/2024	952,104	0.2
400,000		Capital One Prime Auto Receivables Trust 2019-1 A4, 2.560%, 10/15/2024	410,402	0.1
800,000		Capital One Prime Auto Receivables Trust 2020-1 A4, 1.630%, 08/15/2025	816,272	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
550,000		Carmax Auto Owner Trust 2019-3 A4, 2.300%, 04/15/2025	$567,118	0.1
800,000		Carmax Auto Owner Trust 2019-4 A4, 2.130%, 07/15/2025	825,659	0.2
800,000		Carmax Auto Owner Trust 2021-1 A3, 0.340%, 12/15/2025	799,871	0.2
300,000		CarMax Auto Owner Trust 2021-2 B, 1.030%, 12/15/2026	299,299	0.1
467,728		Drive Auto Receivables Trust 2020-2 A3, 0.830%, 05/15/2024	468,173	0.1
1,500,000		Drive Auto Receivables Trust 2021-1 B, 0.650%, 07/15/2025	1,504,628	0.4
400,000		Ford Credit Auto Owner Trust 2021-A A4, 0.490%, 09/15/2026	397,403	0.1
450,000		GM Financial Automobile Leasing Trust 2019-4 A4, 1.760%, 01/16/2025	458,922	0.1
1,050,000		GM Financial Automobile Leasing Trust 2020-1 A4, 1.700%, 12/20/2023	1,058,955	0.3
400,000		GM Financial Automobile Leasing Trust 2020-2 A3, 0.800%, 07/20/2023	401,551	0.1
279,064		GM Financial Consumer Automobile Receivables Trust 2019-3 A3, 2.180%, 04/16/2024	281,723	0.1
650,000		Honda Auto Receivables 2018-4 A4 Owner Trust, 3.300%, 07/15/2025	660,710	0.2
392,121		Honda Auto Receivables 2019-3 A3 Owner Trust, 1.780%, 08/15/2023	395,063	0.1
900,000		Honda Auto Receivables 2020-2 A3 Owner Trust, 0.820%, 07/15/2024	904,736	0.2
650,000		Honda Auto Receivables 2021-1 A3 Owner Trust, 0.270%, 04/21/2025	649,761	0.2
600,000	(1)	JPMorgan Chase Bank NA - CACLN 2021-3 B, 0.760%, 02/26/2029	599,963	0.1
450,000		Mercedes-Benz Auto Receivables Trust 2018-1 A4, 3.150%, 10/15/2024	457,057	0.1
500,000		Nissan Auto Receivables 2018-C A4 Owner Trust, 3.270%, 06/16/2025	512,494	0.1
400,000	(1)	Oscar US Funding XIII LLC 2021-2A A3, 0.860%, 09/10/2025	399,208	0.1
1,800,000		Santander Drive Auto Receivables Trust 2020-2 B, 0.960%, 11/15/2024	1,805,608	0.4
1,250,000		Santander Drive Auto Receivables Trust 2020-3 B, 0.690%, 03/17/2025	1,253,058	0.3
600,000		Santander Drive Auto Receivables Trust 2021-2 B, 0.590%, 09/15/2025	601,065	0.1
1,100,000		Santander Drive Auto Receivables Trust 2021-3 B, 0.600%, 12/15/2025	1,101,736	0.3
500,000	(1)	Santander Retail Auto Lease Trust 2019-B A4, 2.380%, 08/21/2023	505,094	0.1
1,300,000	(1)	Santander Retail Auto Lease Trust 2019-C A4, 1.930%, 11/20/2023	1,316,538	0.3
950,000		Toyota Auto Receivables 2019-C A4 Owner Trust, 1.880%, 11/15/2024	969,791	0.2
			27,391,033	6.5

		Credit Card Asset-Backed Securities: 0.3%
1,350,000	(1)	CARDS II Trust 2021-1A A, 0.602%, 04/15/2027	1,350,405	0.3

		Other Asset-Backed Securities: 11.2%
800,000	(1)	AGL CLO 13 Ltd. 2021-13A A1, 1.279%, (US0003M + 1.160%), 10/20/2034	800,000	0.2
850,000	(1)	Aimco CLO 11 Ltd. 2020-11A A1, 1.506%, (US0003M + 1.380%), 10/15/2031	850,222	0.2
500,000	(1)	Allegany Park CLO Ltd. 2019-1A A, 1.464%, (US0003M + 1.330%), 01/20/2033	500,479	0.1
840,000	(1)	Apidos Clo XXV 2016-25A A1R, 1.304%, (US0003M + 1.170%), 10/20/2031	840,017	0.2
100,000	(1)	Arbor Realty Commercial Real Estate Notes 2021-FL3 C Ltd., 1.935%, (US0001M + 1.850%), 08/15/2034	100,000	0.0
700,000	(1)	ARES XLVI CLO Ltd. 2017-46A A2, 1.356%, (US0003M + 1.230%), 01/15/2030	697,241	0.2
250,000	(1)	Babson CLO Ltd. 2017-1A A2, 1.484%, (US0003M + 1.350%), 07/18/2029	250,004	0.1
1,000,000	(1)	Barings CLO Ltd. 2020-1A A1, 1.526%, (US0003M + 1.400%), 10/15/2032	1,000,000	0.2
1,000,000	(1)	Benefit Street Partners CLO XIX Ltd. 2019-19A A, 1.476%, (US0003M + 1.350%), 01/15/2033	1,000,668	0.2
500,000	(1)	BlueMountain CLO XXXI Ltd. 2021-31A A2, 1.576%, (US0003M + 1.400%), 04/19/2034	500,540	0.1
250,000	(1)	Carbone CLO Ltd. 2017-1A A1, 1.274%, (US0003M + 1.140%), 01/20/2031	250,091	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
492,818	(1)	Carlyle Global Market Strategies CLO 2014-2RA A1 Ltd., 1.175%, (US0003M + 1.050%), 05/15/2031	$492,201	0.1
1,200,000	(1)	Carlyle Global Market Strategies CLO 2016-1 Ltd. 2016-1A A1R2, 1.274%, (US0003M + 1.140%), 04/20/2034	1,201,118	0.3
800,000	(1)	Carlyle US Clo 2017-2A CR Ltd., 1.534%, (US0003M + 1.400%), 07/20/2031	800,221	0.2
1,550,000	(1)	Carlyle US Clo 2021-4A A2 Ltd., 1.534%, (US0003M + 1.400%), 04/20/2034	1,550,955	0.4
1,000,000	(1)	Cedar Funding IV CLO Ltd.2014-4A ARR, 1.298%, (US0003M + 1.160%), 07/23/2034	1,000,541	0.2
600,000	(1)	CIFC Funding 2018-4A A1 Ltd., 1.284%, (US0003M + 1.150%), 10/17/2031	600,014	0.1
900,000	(1)	CIFC Funding 2020-2A AR Ltd., 1.289%, (US0003M + 1.170%), 10/20/2034	900,091	0.2
600,000	(1)	Clear Creek CLO Ltd. 2015-1A AR, 1.334%, (US0003M + 1.200%), 10/20/2030	600,112	0.2
250,000	(1)	Deer Creek Clo Ltd. 2017-1A A, 1.314%, (US0003M + 1.180%), 10/20/2030	250,079	0.1
680,000	(1)	Dewolf Park Clo Ltd. 2017-1A A, 1.336%, (US0003M + 1.210%), 10/15/2030	680,010	0.2
1,000,000	(1)	Dryden 78 CLO Ltd. 2020-78A A, 1.314%, (US0003M + 1.180%), 04/17/2033	1,000,827	0.2
480,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 1.325%, (US0003M + 1.200%), 08/15/2030	480,121	0.1
300,000	(1)	Eaton Vance Clo 2015-1A A2R Ltd., 1.384%, (US0003M + 1.250%), 01/20/2030	300,003	0.1
700,000	(1)	Elevation CLO 2014-2A A1R Ltd., 1.356%, (US0003M + 1.230%), 10/15/2029	700,024	0.2
450,000	(1)	Elmwood CLO IX Ltd. 2021-2A A, 1.269%, (US0003M + 1.130%), 07/20/2034	450,409	0.1
2,000,000	(1)	FS RIALTO 2021-FL2 E, 3.535%, (US0001M + 3.450%), 04/16/2028	2,006,019	0.5
300,000	(1)	Goldentree Loan Management US Clo 2 Ltd. 2017-2A A, 1.284%, (US0003M + 1.150%), 11/28/2030	300,048	0.1
1,360,000	(1)	HGI CRE CLO 2021-FL1 B Ltd., 1.685%, (US0001M + 1.600%), 06/16/2036	1,359,150	0.3
2,100,000	(1)	HGI CRE CLO 2021-FL1 D Ltd., 2.435%, (US0001M + 2.350%), 06/16/2036	2,099,347	0.5
374,321	(1)	JGWPT XXXIII LLC 2014-3A A, 3.500%, 06/15/2077	408,565	0.1
1,300,000	(1)	Kayne CLO 6 Ltd. 2019-6A A1, 1.514%, (US0003M + 1.380%), 01/20/2033	1,300,965	0.3
1,000,000	(1)	Kayne CLO 7 Ltd. 2020-7A A1, 1.334%, (US0003M + 1.200%), 04/17/2033	1,002,434	0.2
600,000	(1)	LCM 26A A2 Ltd., 1.384%, (US0003M + 1.250%), 01/20/2031	600,005	0.1
181,078	(1)	LoanCore 2019-CRE2 A Issuer Ltd., 1.214%, (US0001M + 1.130%), 05/15/2036	181,078	0.0
500,000	(1)	Magnetite XXVI Ltd. 2020-26A A1R, 1.239%, (US0003M + 1.120%), 07/25/2034	499,998	0.1
500,000	(1)	Magnetite XXVI Ltd. 2020-26A A2R, 1.519%, (US0003M + 1.400%), 07/25/2034	499,998	0.1
1,500,000	(1)	Magnetite XXVII Ltd. 27A AR, 1.274%, (US0003M + 1.140%), 10/20/2034	1,500,306	0.4
720,000	(1)	Marble Point CLO XIV Ltd. 2018-2A A1R, 1.414%, (US0003M + 1.280%), 01/20/2032	720,335	0.2
704,977	(1)	Marlette Funding Trust 2020-1A B, 2.380%, 03/15/2030	709,078	0.2
1,050,000	(1)	Marlette Funding Trust 2021-1A B, 1.000%, 06/16/2031	1,052,472	0.3
700,000	(1)	Oaktree CLO Ltd. 2021-1A A1, 1.306%, (US0003M + 1.160%), 07/15/2034	700,501	0.2
1,100,000	(1)	Octagon Investment Partners 32 Ltd. 2017-1A A2R, 1.326%, (US0003M + 1.200%), 07/15/2029	1,100,040	0.3
400,000	(1)	Octagon Investment Partners 33 Ltd. 2017-1A A1, 1.324%, (US0003M + 1.190%), 01/20/2031	400,004	0.1
1,000,000	(1)	Octagon Investment Partners 48 Ltd. 2020-3A A, 1.634%, (US0003M + 1.500%), 10/20/2031	1,000,186	0.2
400,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 1.484%, (US0003M + 1.350%), 07/19/2030	400,000	0.1
2,000,000	(1)	OHA Credit Partners XVI 2021-16A A, 1.314%, (US0003M + 1.150%), 10/18/2034	2,000,816	0.5

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
975,000	(1)	Palmer Square CLO 2015-2A A1R2 Ltd., 1.234%, (US0003M + 1.100%), 07/20/2030	$974,998	0.2
600,000	(1)	PFS Financing Corp. 2021-B A, 0.775%, 08/15/2026	598,567	0.1
15,871	(1)	SoFi Consumer Loan Program 2019-3 A Trust, 2.900%, 05/25/2028	15,894	0.0
268,684	(1)	SoFi Consumer Loan Program 2020-1 A Trust, 2.020%, 01/25/2029	270,395	0.1
800,000	(1)	SoFi Consumer Loan Program 2020-1 B Trust, 2.250%, 01/25/2029	810,941	0.2
800,000	(1)	Sound Point CLO XXIII 2019-2A AR, 1.318%, (US0003M + 1.170%), 07/15/2034	800,715	0.2
500,000	(1)	TCI-Symphony CLO 2017-1A A Ltd., 1.356%, (US0003M + 1.230%), 07/15/2030	500,000	0.1
850,000	(1)	THL Credit Wind River 2018-2 A A2Clo Ltd., 1.576%, (US0003M + 1.450%), 07/15/2030	850,051	0.2
1,850,000	(1)	THL Credit Wind River 2019-1A AR CLO Ltd., 1.306%, (US0003M + 1.160%), 07/20/2034	1,851,328	0.4
850,000	(1)	THL Credit Wind River 2019-2A A2 Clo Ltd., 1.776%, (US0003M + 1.650%), 01/15/2033	850,696	0.2
650,000	(1)	Trafigura Securitisation Finance PLC 2021-1A A2, 1.080%, 01/15/2025	648,875	0.2
250,000	(1)	Venture 34 CLO Ltd. 2018-34A A, 1.356%, (US0003M + 1.230%), 10/15/2031	250,006	0.1
78,561		Verizon Owner Trust 2018-A A1A, 3.230%, 04/20/2023	78,856	0.0
500,000	(1)	Wellman Park CLO Ltd. 2021-1A A, 1.228%, (US0003M + 1.100%), 07/15/2034	500,179	0.1
			46,638,834	11.2

		Student Loan Asset-Backed Securities: 0.6%
570,558	(1)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	583,233	0.1
628,771	(1)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	632,361	0.2
290,540	(1)	Navient Private Education Refi Loan Trust 2021-A A, 0.840%, 05/15/2069	290,358	0.1
350,000	(1)	Navient Private Education Refi Loan Trust 2021-F A, 1.110%, 02/18/2070	348,725	0.1
500,000	(1)	SoFi Professional Loan Program 2021-B AFX Trust, 1.140%, 02/15/2047	499,450	0.1
			2,354,127	0.6

	Total Asset-Backed Securities
	(Cost $77,377,086)		77,734,399	18.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
		Uniform Mortgage-Backed Securities: 0.0%
5,799		6.500%,10/01/2022	6,515	0.0
20,391		6.500%,10/01/2032	23,328	0.0
8,619		7.000%,10/01/2032	8,650	0.0

	Total U.S. Government Agency Obligations
	(Cost $35,439)		38,493	0.0

	Total Long-Term Investments
	(Cost $408,559,727)		410,217,660	98.1

SHORT-TERM INVESTMENTS: 10.9%
		Repurchase Agreements: 8.0%
7,805,900	(4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $7,805,911, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.430%-9.500%, Market Value plus accrued interest $7,962,018, due 11/01/21-07/20/71)	7,805,900	1.9
3,389,786	(4)	Citadel Securities LLC, Repurchase Agreement dated 09/30/21, 0.08%, due 10/01/21 (Repurchase Amount $3,389,793, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $3,457,606, due 10/12/21-08/15/51)	3,389,786	0.8
4,232,282	(4)	Daiwa Capital Markets, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $4,232,288, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $4,316,928, due 11/15/21-10/01/51)	4,232,282	1.0

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,431,389	(4) JVB Financial Group LLC, Repurchase Agreement dated 09/30/21, 0.07%, due 10/01/21 (Repurchase Amount $2,431,394, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $2,480,017, due 06/01/22-11/01/56)	$2,431,389	0.6
3,021,247	(4) Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/21, 0.06%, due 10/01/21 (Repurchase Amount $3,021,252, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.550%-7.500%, Market Value plus accrued interest $3,081,677, due 08/01/23-07/20/71)	3,021,247	0.7
7,805,940	(4) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $7,805,951, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $7,962,059, due 10/31/21-05/01/58)	7,805,940	1.9
4,847,962	(4) State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/21, 0.10%, due 10/01/21 (Repurchase Amount $4,847,975, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,945,064, due 07/15/23-02/15/48)	4,847,962	1.1

	Total Repurchase Agreements
	(Cost $33,534,506)	33,534,506	8.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.9%
12,210,000	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $12,210,000)	$12,210,000	2.9

	Total Short-Term Investments
	(Cost $45,744,506)	45,744,506	10.9

	Total Investments in Securities (Cost $454,304,233)	$455,962,166	109.0
	Liabilities in Excess of Other Assets	(37,576,920)	(9.0)
	Net Assets	$418,385,246	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2021.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2021.

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$139,017,770	$–	$139,017,770
Collateralized Mortgage Obligations	–	22,154,204	–	22,154,204
Asset-Backed Securities	–	77,734,399	–	77,734,399
Commercial Mortgage-Backed Securities	–	61,076,280	–	61,076,280
U.S. Government Agency Obligations	–	38,493	–	38,493
U.S. Treasury Obligations	–	110,196,514	–	110,196,514
Short-Term Investments	12,210,000	33,534,506	–	45,744,506
Total Investments, at fair value	$12,210,000	$443,752,166	$–	$455,962,166
Other Financial Instruments+
Futures	150,582	–	–	150,582
Total Assets	$12,360,582	$443,752,166	$–	$456,112,748
Liabilities Table
Other Financial Instruments+
Futures	$(71,195)	$–	$–	$(71,195)
Total Liabilities	$(71,195)	$–	$–	$(71,195)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2021, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	598	12/31/21	$131,592,703	$(71,195)
			$131,592,703	$(71,195)
Short Contracts:
U.S. Treasury 10-Year Note	(29)	12/21/21	(3,816,672)	41,364
U.S. Treasury 5-Year Note	(171)	12/31/21	(20,988,914)	109,218
			$(24,805,586)	$150,582

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $454,327,801.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$2,551,536
Gross Unrealized Depreciation	(837,784)
Net Unrealized Appreciation	$1,713,752